Cash Flow (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Cash Flow [Abstract]
Schedule of Cash Flows from Operating Activities

Net cash generated from operating activities in the IFRS cash flows on page 25 includes the following items:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
		Revised	Revised
	£m	£m	£m

Profit from operations	4,438	2,574	6,412
Depreciation, amortisation and impairment	437	346	902
(Increase)/decrease in inventories	(582)	539	1,409
Increase in trade and other receivables	(78)	(151)	(732)
Increase in amounts receivable in respect of the Quebec Class Action	-	(130)	(130)
Increase/(decrease) in provision for MSA	719	-	(934)
Decrease in trade and other payables	(189)	(1,312)	(685)
Decrease in net retirement benefit liabilities	(77)	(36)	(131)
Decrease in provisions	(66)	(74)	(78)
Other non-cash items	68	32	86
Cash generated from operating activities	4,670	1,788	6,119
Dividends received from associates	1	465	903
Tax paid	(813)	(547)	(1,675)
Net cash generated from operating activities	3,858	1,706	5,347